EMIGRANT SECURITIES CORP.
        ( A wholly owned subsidiary of Emigrant Portfolio Resource Corp.)


                       Financial Statements and Schedules


                               December 31, 2002

                                [KPMG LETTERHEAD]

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Stockholders of
Emigrant Securities Corp.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emigrant Securities Corp. (the Company) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and financial highlights for each of the years in the three year period then ended and for the period October 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and financial highlights for each of the years in the three year period then ended and for the period October 1, 1999 to December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.





                                                 /s/ KPMG LLP


February 24, 2003

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Assets and Liabilities

                               December 31, 2002

                                 (in thousands)



ASSETS:

Cash                                                                                                                   $   $ 668
Investments:
      Money market investments (cost of $14,954)                                                                          14,954
      Investment in securities of unaffiliated issuers (cost of $539,311) (note 3)                                       550,473
      Investment in commercial real estate mortgages at fair market value
               (cost of $382,994) (note 4)                                                                               390,141
                                                                                                                       ---------

          Total investments                                                                                              955,568
Other assets                                                                                                               9,353
                                                                                                                       ---------

               Total assets                                                                                              965,589
                                                                                                                       ---------

LIABILITIES:

Mortgage escrows deposits                                                                                                  2,122
Other liabilities                                                                                                            109
                                                                                                                       ---------

          Total liabilities                                                                                                2,231


Net assets                                                                                                             $ 963,358
                                                                                                                       =========


NET ASSETS CONSIST OF:

      Common stock, $.01 par value,
          1000 shares authorized; 1000 shares issued and outstanding                                                   $       -
      Preferred stock, $.01 par value,
          1000 shares authorized; 925 shares issued and outstanding                                                          925


      Additional paid-in capital                                                                                         944,238
      Net unrealized appreciation of investments                                                                          18,195
                                                                                                                       ---------

Net assets                                                                                                             $ 963,358
                                                                                                                       =========

Net asset value per share (1000 shares of $.01 par value common stock issued and outstanding)                          $     963
                                                                                                                       =========


See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Statement of Operations

                        For Year Ended December 31, 2002

                                 (in thousands)


INVESTMENT INCOME:

      Interest Income:
          Money market investments                                                                        $    598
          Investments securities                                                                            23,590
          Commercial real estate mortgages                                                                  29,387
                                                                                                          --------
               Interest income                                                                              53,575

      Non-Interest Income:
          Commercial mortgage prepayment fee                                                                   772
          Repurchase agreement collateral fee                                                                   26
          Other                                                                                                 16
                                                                                                          --------

               Non-interest income                                                                             814

                                                                                                          --------
               Investment income                                                                            54,389

EXPENSES (NOTE 5):

      Investment advisory fee - ESB                                                                            453
      Commercial real estate mortgage advisory fee - ESB                                                        71
      Commercial real estate mortgage subservicing fee - EMC                                                   121
      Custodian fees                                                                                            67
      Professional fees                                                                                        130
      Directors' fees (note 6)                                                                                  18
                                                                                                          --------
          Expenses                                                                                             860
                                                                                                          --------

               Net investment income                                                                        53,529


REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:

      Net realized gain from investments                                                                     1,457
      Net unrealized appreciation of investments during the year                                             5,983
                                                                                                          --------
          Net realized and unrealized gain from investments                                                  7,440
                                                                                                          --------

               Net increase in net assets resulting from operations                                       $ 60,969
                                                                                                          ========




See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statements of Changes in Net Assets

                 For the Years Ended December 31, 2002 and 2001


                        (in thousands, except share data)


                                                                                         2002                    2001
                                                                                         ----                    ----
INCREASE IN NET ASSETS FROM OPERATIONS:

      Net investment income                                                           $ 53,529                $ 61,766
      Net realized gain from investments                                                 1,457                   1,299
      Net unrealized appreciation of investments                                         5,983                   3,835
                                                                                      --------                --------

          Net increase in net assets resulting from operations                          60,969                  66,900
                                                                                      --------                --------


DISTRIBUTIONS TO SHAREHOLDERS                                                          (54,092)                (60,092)
                                                                                      --------                --------

          Decrease in net assets from distribution to shareholders                     (54,092)                (60,092)
                                                                                      --------                --------



      Total increase                                                                     6,877                   6,808

NET ASSETS:
      Beginning of year                                                                956,481                 949,673
                                                                                      --------                --------

      End of year                                                                     $963,358                $956,481
                                                                                      ========                ========

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Schedule of Investments

                               December 31, 2002

                                 (in thousands)

 Principal                                                                            Maturity                   Market
  Amount                                                                                Date         Rate        Value
  ------                                                                                ----         ----        -----

             INVESTMENT IN MONEY MARKET ACCOUNTS              (1.6% OF TOTAL INVESTMENTS)            (COST OF $14,954)
     $14,954   Special Management Account                                                n/a        Daily*          $14,954
               *(At current balance, the rate is fed funds less 20 bps)

               (Special management account aggregate cost for Federal income tax purposes is $14,954)


             INVESTMENT IN SECURITIES OF UNAFFILIATED ISSUERS           (57.6% OF TOTAL INVESTMENTS)     (COST OF $539,311)
               Corporates                      (29.2%)
       7,500       Bear Stearns Co Inc                                                10/1/2005        6.88%          8,321
       6,045       Bear Stearns Co Inc                                                3/1/2007         7.00%          6,814
       5,730       Bear Stearns Co Inc                                                2/1/2005         7.63%          6,329
       5,000       Bear Stearns Co Inc                                                1/15/2007        5.70%          5,399
       5,000       Bear Stearns Co Inc                                               10/28/2004        7.33%          5,433
       1,400       Credit Suisse FB USA Inc                                           8/1/2006         5.88%          1,499
      10,000       Credit Suisse FB USA Inc                                           4/15/2007        5.75%         10,705
       7,000       Dominion Resources Inc                                             9/15/2004        7.82%          7,500
       6,560       Fannie Mae                                                         5/16/2007        5.15%          6,658
       7,000       Wachovia Corp                                                      9/15/2005        6.88%          7,815
       5,000       Fleetboston Financial Corp                                         12/1/2006        4.88%          5,203
       7,500       Ford Motor Credit Co                                               3/20/2004        6.13%          7,612
      10,000       Ford Motor Credit Co                                               4/17/2003        2.49%          9,979
      15,000       Ford Motor Credit Notes                                            3/8/2004         2.22%         14,552
      10,000       Genl Motors Accept Corp                                            9/15/2006        6.13%         10,161
       5,000       Genl Motors Accept Corp                                            9/15/2006        6.13%          5,081
      10,000       Genl Motors Accept Corp                                            2/1/2007         6.13%         10,180
       6,250       Goldman Sachs Group                                                8/17/2005        7.63%          7,049
      12,210       Goldman Sachs Group                                                10/1/2005        7.25%         13,494
      14,000       Goldman Sachs Group                                                2/15/2006        6.75%         15,121
       4,205       HSBC USA Inc                                                       11/1/2006        7.00%          4,720
      10,000       JP Morgan Chase & Co                                               5/30/2007        5.25%         10,572
         500       M&T Bank Keystone Finl                                             5/15/2004        7.30%            533
       4,500       Merrill Lynch & Co                                                 3/15/2006        7.00%          5,008
       4,000       Merrill Lynch & Co                                                 1/26/2006        6.15%          4,328
       1,000       Merrill Lynch & Co                                                 2/6/2004         5.70%          1,041
      10,000       Merrill Lynch & Co                                                 3/8/2005         4.54%         10,420
      10,000       Merrill Lynch & Co                                                11/15/2007        4.00%         10,102
       1,200       Michaels Stores Inc                                                7/1/2009         9.25%          1,266
       4,235       JP Morgan & Co                                                     11/1/2007        6.70%          4,652
       5,855       Morgan Stanley Dean Witter                                         6/15/2005        7.75%          6,532
       5,000       Morgan Stanley Dean Witter                                         4/15/2006        6.10%          5,447
         903       PNC Funding Corp                                                   9/1/2003         6.13%            927

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

             Schedule of Investments (Continued)

 Principal                                                                            Maturity                     Market
  Amount                                                                                Date           Rate        Value
  ------                                                                                ----           ----        -----
               Corporates
      $4,900       PNC Funding Corp                                                   6/1/2004         7.75%         $5,233
       8,000       Prudential Insurance Notes                                         4/15/2003        6.88%          8,102
       5,000       Quaker Oats                                                       10/15/2004        9.25%          5,594
       2,000       Roslyn Bancorp Inc                                                 12/1/2008        7.50%          2,080
       2,500       Seagull Energy                                                     8/1/2003         7.88%          2,553
       2,500       Texas Utilities Corp                                               8/16/2003        5.52%          2,463
       5,340       Transocean Sedco Forex                                            12/15/2003        9.13%          5,625
      10,000       U.S. Bancorp                                                       6/30/2005        4.75%         10,520
       4,000       Wachovia Corp                                                      6/1/2005         6.80%          4,413
       1,500       Wachovia Corp                                                      6/21/2004        6.70%          1,604
                                                                                                                    -------
                                                                                                                    278,640
                                                                                                                    -------

               Trust Preferred                 (9.8%)
      10,000       Allfirst Pfd Cap Trust                                             7/15/2029        3.28%          9,413
      15,000       Bankamerica Cap Trust III                                          1/15/2027        2.35%         13,170
       6,500       Bankboston Cap Trust III                                           6/15/2027        2.16%          5,888
      11,500       Central Fid Cap I                                                  4/15/2027        2.78%         10,724
       2,000       Chase Capital  VI                                                  8/1/2028         2.33%          1,701
       4,000       Bank One Corp / First USA Bank                                     1/15/2027        9.33%          4,620
      21,600       Fleet Cap Trust V                                                 12/18/2028        2.41%         19,395
       6,200       M&T Bank / Onbank Cap Trust I                                      2/1/2027         9.25%          7,370
      20,000       Zions Bancorp                                                      6/15/2008        2.11%         21,564
                                                                                                                    -------
                                                                                                                     93,845
                                                                                                                    -------

               Commercial Paper                (6.3%)
      30,000       American Express                                                   1/6/2003         1.29%         30,000
      30,000       General Electric                                                   1/7/2003         1.30%         30,000
                                                                                                                    -------
                                                                                                                     60,000
                                                                                                                    -------

               Preferred Stock                 (0.1%)
         500       Cadbury Schweppes                                                  2/3/2003         8.63%            510
                                                                                                                    -------
                                                                                                                        510
                                                                                                                    -------

               FHLMC ARMS                      (2.5%)
       7,355       FHLMC Pool #788871                                                 12/1/2031        5.24%          7,624 **
       8,998       FHLMC Pool #788886                                                 12/1/2031        5.29%          9,333 **
       6,449       FHLMC Pool #31-0014                                                6/1/2030         6.73%          6,729
                                                                                                                    -------
                                                                                                                     23,686
                                                                                                                    -------

               FNMA ARMS                       (0.5%)
       4,646       FNMA ARM Pool #356923                                              2/1/2037         4.44%          4,805
                                                                                                                    -------
                                                                                                                      4,805
                                                                                                                    -------

                            EMIGRANT SECURITIES CORP.
         (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                            Maturity                        Market
   Amount                                                                               Date           Rate           Value
   ------                                                                               ----           ----           -----
               GNMA ARMS                       (9.3%)
      $1,257       GNMA ARM Pool #80133                                              11/20/2027        6.63%         $1,299 **
         327       GNMA ARM Pool #80150                                               1/20/2028        5.25%            337
       5,094       GNMA ARM Pool #80150                                               1/20/2028        5.25%          5,248 **
       7,479       GNMA ARM Pool #80185                                               4/20/2028        5.00%          7,701 **
       8,374       GNMA ARM Pool #80197                                               5/20/2028        5.00%          8,622 **
       2,962       GNMA ARM Pool #80205                                               6/20/2028        5.00%          3,049 **
          97       GNMA ARM Pool #80300                                               7/20/2029        5.00%            100
         352       GNMA ARM Pool #80300                                               7/20/2029        5.00%            363 **
      14,470       GNMA ARM Pool #80312                                               8/20/2029        5.00%         14,922 **
       3,899       GNMA ARM Pool #80319                                               9/20/2029        5.00%          4,021
      36,300       GNMA ARM Pool #80319                                               9/20/2029        5.00%         37,437 **
       5,762       GNMA ARM Pool #80551                                               9/20/2031        4.00%          5,888
                                                                                                                    -------
                                                                                                                     88,987
                                                                                                                    -------


                   **Securities sold by parent to primary government securities dealers under repurchase agreements (see note 3)

               Total investment in securities of unaffiliated issuers                                               550,473
                                                                                                                    -------

               (Securities aggregate cost for Federal income tax purposes is $543,184)

             INVESTMENT IN COMMERCIAL REAL ESTATE MORTGAGES     (40.8% OF TOTAL INVESTMENTS)        (COST OF $382,994)
               Commercial/Mixed Use             (1.5%)
         734       2373 Broadway Associates                                              2/1/2004      7.25%            750
       1,400       George Lax                                                            6/1/2006      7.75%          1,428
       1,373       130 West 57 Co. LLC                                                   1/1/2007      6.01%          1,401
         436       130 West 57 Co. LLC                                                   1/1/2007      6.01%            444
       1,582       Park Park Associates, L.L.C.                                          7/1/2012      7.30%          1,614
       1,390       200 West 79th St. Realty Corp.                                        4/1/2008      7.78%          1,418
         278       200 West 79th St. Realty Corp.                                        4/1/2008      7.62%            283
       1,668       Wooster Parking Corp.                                                 7/1/2008      7.28%          1,701
       2,875       Fortusa Realty Corp.                                                  4/1/2009      7.00%          2,932
       1,201       Fortusa Realty Corp.                                                  4/1/2009      8.99%          1,225
         967       Bronxville Realty Assoc.LLC                                           3/1/2003      7.57%            978
         193       Concordia College                                                     3/1/2005      8.50%            197
                                                                                                                    -------
                                                                                                                     14,371
                                                                                                                    -------

               Hotels and Motels                (0.7%)
         510       Mrs Lillian Goldman                                                  11/1/2003      6.50%            520
       6,355       Hotel Earl Realty Co L P                                              2/1/2008      7.29%          6,482
                                                                                                                    -------
                                                                                                                      7,002
                                                                                                                    -------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                              Maturity                     Market
   Amount                                                                                 Date         Rate          Value
   ------                                                                                 ----         ----          -----
               Improved Land                   (3.9%)
      $7,990       Fifth Avenue Building Associates                                      1/1/2010      9.51%         $8,150
         374       Fifth Avenue Building Associates                                      1/1/2010      7.08%            382
       3,038       Fifth Avenue Building Associates                                      1/1/2010      6.09%          3,098
       2,448       Fifth Avenue Building Associates                                      1/1/2010      6.45%          2,497
       3,237       132 West 31st St Realty Corp                                          8/1/2008      7.12%          3,302
       7,500       120 Broadway LLC                                                      7/1/2009      6.50%          7,650
       4,000       111 Wall Street LLC                                                   7/1/2009      6.50%          4,080
       7,500       430 Park Avenue LLC                                                   8/1/2009      7.19%          7,650
                                                                                                                    -------
                                                                                                                     36,809
                                                                                                                    -------

               Industrial (including Warehouses)  (1.1%)
         584       Noel Levine                                                           4/1/2004      8.13%            596
       1,902       Van Dam Associates                                                    7/1/2003     10.00%          1,940
         863       Roger Realty Company                                                  1/1/2005      8.97%            880
       1,194       1st Metropolitan Devlopment Corp                                      7/1/2007      8.77%          1,218
         884       Usdan Associates                                                      5/1/2012      6.75%            902
       2,193       Skillman Realty Co.                                                   3/1/2008      7.53%          2,237
       2,905       29-01 Borden Realty Co., LLC                                          5/1/2008      7.37%          2,963
                                                                                                                    -------
                                                                                                                     10,736
                                                                                                                    -------

               Lofts                           (6.8%)
       2,355       205 West 39th Street Company                                          7/1/2009      6.88%          2,402
         943       205 West 39th Street Company                                          7/1/2009      7.50%            961
       1,484       4324 Company                                                          5/1/2012      6.83%          1,514
         682       168 Fifth Avenue Realty Corp.                                         2/1/2006      7.53%            696
       1,979       37 West 20th Company                                                  5/1/2012      6.83%          2,019
       3,476       Palobueno N.V. Ltd.                                                   7/1/2012      6.50%          3,546
       5,460       37th Arcade Company                                                   6/1/2012      7.23%          5,569
       1,305       185 Varick Realty Corp.                                              10/1/2007      7.98%          1,331
       1,828       Tenth Realty Associates                                              11/1/2007      3.96%          1,864
       1,970       KMDF LP                                                              12/1/2007      8.03%          2,009
         275       KMDF LP                                                              12/1/2007      8.75%            280
      15,106       GSH 520 8th Avenue LLC                                                1/1/2008      7.17%         15,408
       5,891       GSH 520 8th Avenue LLC                                                1/1/2008      7.74%          6,008
       2,664       Federation Associates LP                                              6/1/2008      6.69%          2,717
       2,403       EK 17th Street LLC                                                    7/1/2013      6.71%          2,451
       1,380       5421 Equities Company                                                 7/1/2008      6.85%          1,408
       1,266       Central Partners, LLC                                                11/1/2008      6.76%          1,291
       1,636       Michael Baum                                                         11/1/2008      6.95%          1,669
       4,174       1537 Associates Trust F/B/O G. Levy                                  11/1/2008      6.73%          4,258
       1,281       Last Gasp Realty Ltd                                                  1/1/2009      6.75%          1,306
         407       Nalla Realty Corp.                                                    1/1/2009      6.11%            414
       2,252       Scandia Realty Ltd Partnership                                        5/1/2009      6.80%          2,297
         447       Scandia Realty Ltd Partnership                                        5/1/2009      8.50%            456
       1,911       Joseph Wasserstein                                                    7/1/2009      6.88%          1,950
         897       Broadway 13th Associates L.P.                                         5/1/2008      6.88%            914
                                                                                                                    -------
                                                                                                                     64,738
                                                                                                                    -------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                              Maturity                     Market
   Amount                                                                                 Date          Rate          Value
   ------                                                                                 ----          ----          -----
               Office Buildings         (16.3%)
        $407       First Wilton Corp.                                                    1/1/2004      9.40%           $415
         867       Mrs. Lillian Goldman                                                 11/1/2003      6.50%            884
      10,293       230 Fifth Avenue Associates                                           9/1/2008      6.85%         10,500
         735       230 Fifth Avenue Associates                                           9/1/2008      6.85%            750
       4,461       Empire Associates Realty Co.                                          7/1/2009      6.50%          4,550
         141       Panzel Development Associates                                        10/1/2004      8.18%            144
         567       81st & 5th Realty Co.                                                 1/1/2004      6.91%            579
       2,386       Estate Of Sol Goldman                                                 1/1/2010      7.38%          2,434
       3,778       112 West 34th Street Assoc.                                           5/1/2011      6.68%          3,854
       1,509       Marlboro Building Associates                                          2/1/2003      7.08%          1,520
       4,259       1350 Broadway Associates LLC                                          5/1/2003      4.50%          4,295
       6,849       Estate Of Sol Goldman                                                 1/1/2010      7.31%          6,990
       1,509       Mrs. Lillian Goldman                                                 11/1/2003      6.50%          1,539
       4,468       841 Broadway Associates                                               4/1/2013      6.70%          4,557
       3,643       Union Square Associates LLC                                           1/1/2009      6.70%          3,715
       2,795       5th Ave.& 46th St. Associates                                         9/1/2006      8.09%          2,851
         958       Seventh & 37th Building Associates                                    4/1/2007      7.51%            977
       5,524       10 West 47th Street Associates                                        8/1/2007      8.38%          5,634
         984       Circle Road Trade & Trans, LLC                                        8/1/2009      8.43%          1,003
       1,490       Silverman 235, LLC                                                   10/1/2012      8.37%          1,519
       1,490       222 Mamaroneck Ave. Associates                                       10/1/2012      8.37%          1,519
       1,431       141 Central Ave Associates                                           10/1/2012      8.37%          1,450
       3,971       149 Madison LLC                                                      11/1/2017      8.00%          4,055
       7,605       425 Madison Associates                                                3/1/2008      7.13%          7,757
       1,501       495 Central Avenue Corp                                               2/1/2013      7.52%          1,531
       2,233       Will-Rich Realty Corp.                                               11/1/2008      7.00%          2,277
       1,715       Chocolas LLC                                                          4/1/2008      7.13%          1,749
       1,190       Fifty East Forty Second Co.                                           5/1/2005      6.53%          1,223
       1,016       Carlran Associates                                                    7/1/2008      7.01%          1,035
       2,737       410-22 Associates, LLC                                                8/1/2008      7.27%          2,792
       5,101       171 Madison Associates                                               10/1/2008      6.89%          5,203
         533       Post 180, LLC                                                        10/1/2008      6.99%            544
       2,789       274 Madison Company                                                  11/1/2008      6.61%          2,855
       4,632       501 Fifth Avenue Company                                             11/1/2008      6.61%          4,724
       6,024       Tranel Inc.                                                          11/1/2008      6.81%          6,144
       1,587       Silk & Halpern - 45th Realty                                         12/1/2008      6.16%          1,618
       1,888       48 Mamaroneck Avenue LLC                                              2/1/2009      7.00%          1,925
       1,348       Frandan Johnson, LLC                                                  2/1/2009      6.95%          1,375
       3,630       Nevins Associates, L.P                                                3/1/2013      6.75%          3,703
       4,290       Flatiron Associates                                                   4/1/2006      6.40%          4,374
       9,000       608 Company, LLC                                                      4/1/2009      6.50%          9,180
       1,360       2035 Lakeville Road LLC                                               6/1/2014      7.00%          1,388
       9,065       H. Dale Hemmerdinger                                                  6/1/2009      6.75%          9,246
      10,915       Ruth Brause & The Brause Fund                                         9/1/2009      7.40%         11,159
       2,146       East-Man Trading Company, Inc                                         5/1/2011      7.50%          2,190
         754       Chanin Court Co                                                       2/1/2008      7.88%            769
          86       Centre Management Company                                             7/1/2005      8.13%             88
       1,233       Builders Leasing Ltd Liability                                        9/1/2013      6.77%          1,258

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)


 Principal                                                                             Maturity                      Market
   Amount                                                                                Date          Rate          Value
   ------                                                                                ----          ----          -----
               Office Buildings
      $2,377       Three O Realty                                                        7/1/2009      7.23%         $2,377 ***
         477       3544 Jerome Ave. LLC                                                 10/1/2004      8.36%            487
       1,137       264 West 35th Street Corp                                             5/1/2012      8.09%          1,160
                                                                                                                    -------
                                                                                                                    155,865
                                                                                                                    -------

               Office/Retail Condominiums      (0.3%)
       1,858       Third City Associates                                                 8/1/2004      7.53%          1,895
       1,051       Siegel Associates                                                    11/1/2009      7.86%          1,071
                                                                                                                    -------
                                                                                                                      2,966
                                                                                                                    -------

               Other                           (0.5%)
       1,530       261 Broadway Associates                                               5/1/2008      7.77%          1,561
         779       Zoland Properties, Inc.                                               4/1/2009      8.47%            795
       1,864       Stratford C. Wallace                                                  4/1/2004      7.25%          1,900
         370       Chase Manhattan Bank                                                  6/1/2005      9.54%            378
                                                                                                                    -------
                                                                                                                      4,634
                                                                                                                    -------

               Retail Shopping                 (9.7%)
          59       Orange Associates                                                     4/1/2004      8.50%             60
         858       632 Rte 17 N Corp & Junto Inv                                        11/1/2005      7.78%            875
         305       The Custom Shop Dallas Corp.                                          2/1/2008      8.52%            311
         562       Hal K. Negbaur                                                       10/1/2008      7.03%            573
       1,457       7 Horizon Corporation                                                11/1/2005      8.69%          1,486
       1,525       Irene Duell                                                           2/1/2008      7.72%          1,556
         433       Irene Stern                                                           6/1/2009      7.50%            442
         798       110-122 Mamaroneck Avenue, LLC                                        2/1/2011      7.55%            814
         471       Austin Street Company LLC                                             2/1/2011      7.45%            480
         329       Marilyn Joy Samuels                                                   3/1/2007      8.27%            336
       8,465       A.V.R. Realty Company                                                 9/1/2006      8.42%          8,634
         285       Kamran Hakim                                                          2/1/2012      7.59%            290
       5,637       82nd Street Operating Acct.,                                          2/1/2009      7.92%          5,750
       1,143       76 Mamaroneck Avenue Associates                                       3/1/2007      8.15%          1,166
       1,086       Marital Trust F/B/O L. Goldman                                       11/1/2003      6.50%          1,108
       2,615       Estate Of Sol Goldman                                                 1/1/2010      7.38%          2,667
       1,374       Sami Tekiner                                                          6/1/2004      8.36%          1,401
       2,348       Jade Realty Company                                                   5/1/2007      8.25%          2,395
         963       Estate Of Sol Goldman                                                 1/1/2010      7.38%            983
         724       Marital Trust F/B/O L. Goldman                                       11/1/2003      6.50%            738
       6,332       The Beekman Estate                                                    2/1/2005      8.40%          6,458
       2,726       Glen Farms Limited Partnership                                        9/1/2020      7.60%          2,780
       2,686       RB White Plains Associates LLC                                       12/1/2005      8.12%          2,739
       1,650       Northern & Parsons, LLC                                               4/1/2006      7.48%          1,683
       1,806       HRE Properties                                                        3/1/2007      6.31%          1,842
       4,609       Imperial Sterling Ltd.                                               12/1/2007      7.92%          4,700
       4,586       Urstadt Biddle Properties, Inc                                       11/1/2007      7.79%          4,677
         436       275 Mamaroneck Ave, LLC                                               3/1/2013      7.43%            444
       1,313       Acme Realty                                                           4/1/2008      7.31%          1,339
       1,752       Bay Auto Mall Corp.                                                   4/1/2008      7.22%          1,786
       2,531       Lawnside Realty Corp.                                                 4/1/2008      7.16%          2,580

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                             Maturity                      Market
   Amount                                                                                Date          Rate          Value
   ------                                                                                ----          ----          -----
               Retail Shopping
      $1,181       Lindenwood Center LLC                                                 7/1/2008      7.27%         $1,204
       4,175       An Armful Corp                                                        8/1/2008      7.07%          4,256
       1,982       V.G.R Associates, LLC                                                 9/1/2008      6.74%          2,020
       1,888       Emil Mosbacher Real Estate LLC                                       10/1/2013      7.01%          1,923
       1,491       Allerton Associates LLC                                              12/1/2008      7.01%          1,520
       1,873       H.O.S.T. Properties                                                   3/1/2009      7.00%          1,910
       2,061       Greenwich Ave Ltd Partnership                                         3/1/2009      7.00%          2,101
         946       76-01 37th Ave. Realty Corp.                                          8/1/2009      7.25%            964
         998       William N. Segal                                                      7/1/2011      8.13%          1,017
         390       William N. Segal                                                      7/1/2011      8.13%            397
          75       Paula C Rand                                                          7/1/2005      8.13%             75
       1,214       Duba Limited Partnership                                              9/1/2007      7.00%          1,237
          57       Albert J Cirigano Sr                                                 10/1/2004      8.25%             58
         483       Man Chang Chiang                                                      1/1/2004      8.50%            491
         930       Classic Holding Company                                               4/1/2014      6.90%            949
           5       National Properties                                                  12/1/2001      8.13%              5 ***
          14       East 170 Street Realty Corp                                           1/1/1994     12.00%             14
         801       122 WPR Corporation                                                   1/1/2005      8.99%            816
       2,602       Pearl River Center Associates                                         9/1/2009      7.00%          2,653
       6,194       Urstadt Biddle Properties                                             3/1/2010      7.78%          6,317
                                                                                                                    -------
                                                                                                                     93,020
                                                                                                                    -------
               Total investment in commercial real estate mortgages                                                 390,141
                                                                                                                    -------

                   ***Non-income producing commercial real estate mortgages.

               (Commercial real estate mortagages aggregate cost for Federal income tax purposes is $382,606)


                   Total Investments                                                     (TOTAL COST OF $937,259)  $955,568
                                                                                                                   ========


               (Total aggregate cost for Federal income tax purposes is $940,744)

See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                              Financial Highlights

                    For a share of capital stock outstanding

            For the Years Ended December 31, 2002, 2001 and 2000 and the Period October 1, 1999 (Commencement of Operations) to December 31, 1999


                                                                 2002               2001               2000               1999
                                                                 ----               ----               ----               ----
      Net Asset Value, Beginning of Year                       $ 956,481          $ 949,673          $ 925,363          $       -

      Income From Operations:
          Net investment income                                   53,529             61,766             65,473             16,150
          Net realized and unrealized gain                         7,440              5,134             18,929            (10,438)
                                                               ---------          ---------          ---------          ---------
              Total income from operations                        60,969             66,900             84,402              5,712
                                                               ---------          ---------          ---------          ---------

      Distributions to shareholders                              (54,092)           (60,092)           (60,092)           (15,023)
                                                               ---------          ---------          ---------          ---------

      From Capital Transactions
          Preferred stock issued                                       -                  -                  -                925
          Capital contributed for common stock                         -                  -                  -            933,749
                                                               ---------          ---------          ---------          ---------

              Total from capital transactions                          -                  -                  -            934,674
                                                               ---------          ---------          ---------          ---------

      Net Asset Value, End of Year                             $ 963,358          $ 956,481          $ 949,673          $ 925,363
                                                               =========          =========          =========          =========


      Total Return                                                 6.36%              6.98%              9.03%              0.61%
                                                               =========          =========          =========          =========

      Net Assets, End of Year (millions)                           $ 963              $ 956              $ 950              $ 925
                                                               =========          =========          =========          =========

      Net Investment Income to Average Net Assets                  5.58%              6.44%              7.01%              6.92%
                                                               =========          =========          =========          =========

      Expenses to Average Net Assets                               0.09%              0.12%              0.12%              0.05%
                                                               =========          =========          =========          =========

      Portfolio Turnover Rate                                        16%                 6%                 0%                 0%
                                                               =========          =========          =========          =========

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2002 and 2001


(1)   NATURE OF OPERATIONS AND BASIS OF PRESENTATION

      Emigrant Securities Corp. (the "Company") was incorporated in the State of Delaware on August 12, 1999 and commenced operations on October 1, 1999 as a newly organized, diversified, closed-end management investment company. The Company is a wholly owned subsidiary of Emigrant Portfolio Resource Corp. (the "Parent"), which is a wholly owned subsidiary of Emigrant Savings Bank ("ESB"). ESB is a wholly owned subsidiary of Emigrant Bancorp, Inc. The Company was capitalized through the issuance of 1,000 shares of Common Stock to the Parent and 125 shares of cumulative non-redeemable preferred stock issued through a private placement. Additionally, the Parent holds 800 shares of preferred stock. The Parent contributed money market investments, investment securities and commercial real estate mortgages as consideration for the Company's common stock shares at fair value.

      On May 8, 2001, the Company's counsel, representatives of the Company and professional advisors met with the staff of the SEC at the SEC's offices in Washington D.C. to discuss the Company's eligibility to continue as a registered investment company under the Investment Company Act of 1940, as amended. At such meeting, the Staff suggested that the Company convert to a unit investment trust. The Company, in consultation with counsel, is currently evaluating the feasibility of such a conversion. In the event the Company is not permitted to continue to be registered, the Company would have to determine whether to operate as an unregistered company, to liquidate the company or to consider other corporate alternatives. However, as an unregistered company, the Company's tax status would be different.



(2)      SIGNIFICANT ACCOUNTING POLICIES

      The statement of assets and liabilities is prepared in conformity with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts at the date of this statement. Actual results could differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the company in the preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles.

                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2002 and 2001


         SECURITIES - Securities are carried at fair value based on market prices obtained from an independent pricing service. All securities in the portfolio are recorded on a trade date basis. All gains and losses on the sale of securities are calculated by using the specific identification method.


         COMMERCIAL REAL ESTATE MORTGAGE INVESTMENTS - The mortgages are carried at fair value which is based on a discounted cash flow analysis utilizing current market interest rates, the credit worthiness of the borrower and the possibility of loan prepayment. The underlying collateral of the mortgages is nonresidential real estate.


         INTEREST INCOME - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.


         DIVIDENDS - Dividends to shareholders from net investment income and net realized gains are recorded on an accrual basis as of the declaration date. The tax character of dividends paid during 2002 and 2001 consisted of ordinary income of $54.9 million and $60.1 million, respectively, including distributions from net short-term capital gains. There were no long-term capital gain distributions.

         As of December 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis consisted of unrealized appreciation/(depreciation) of $18.2 million. There was no undistributed net investment income or undistributed net realized gains/(losses) on investments.

         The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets is due to the federal tax treatment of non-accrual loans.




                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2002 and 2001


         Income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. At December 31, 2002, reclassifications were made to the Company's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. These differences are primarily due to consent dividends and reclassification of dividends. Accordingly, reclassifications have been made of $449,000 to increase undistributed net investment income, $1.5 million to decrease accumulated net realized gain on investments, and $1.0 million to increase additional paid in capital.


         FEDERAL INCOME TAXES - The Company intends to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. The cost of investments owned at December 31, 2002 for federal tax purposes was $940.9 million. Net unrealized appreciation aggregated $18.2 million, of which $24.5 million related to appreciated securities and $6.3 million related to depreciated securities.


(3)  INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS

      The aggregate principal payments received for the year ended December 31, 2002 were $96.6 million. The purchases and sales of securities during the same period were $293.9 million and $143.5 million, respectively, and the realized gain on the sales of securities was $1.5 million. The unrealized appreciation and depreciation for the year ended December 31, 2002 were $12.8 million and $5.6 million, respectively, for a net unrealized appreciation of $7.2 million.

      At December 31, 2002, $92.9 million of securities were sold by the Parent to primary government securities dealers under repurchase agreements. The securities sold are maintained as asset accounts of the Company and the proceeds under the repurchase agreement were recorded on the accounts of the Parent. All repurchase agreements mature within three months. Repayment of the repurchase agreements have been guaranteed by the Parent. Therefore, the return of the securities is based on the credit worthiness of the Parent.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2002 and 2001



(4)   INVESTMENTS IN COMMERCIAL REAL ESTATE MORTGAGES

      The aggregate proceeds received from principal repayments for the year ended December 31, 2002 were $62.8 million (including $51.2 million from prepayments). During the same period, there were $6.6 million in commercial real estate mortgages issued and none sold. The unrealized appreciation and depreciation were $254,000 and $1.5 million, respectively, for a net unrealized depreciation of $1.3 million.



 (5)   RELATED PARTY TRANSACTIONS

      The Company has entered into various transactions with related parties during the period. The significant transactions are summarized as follows:

      o The Company reimburses ESB for operating expenses paid to outside vendors by ESB on behalf of the Company.

      o ESB provides administrative services to the Company, including accounting and investment advisory, as well as certain loan subservicing by Emigrant Mortgage Company ("EMC"), another wholly owned subsidiary of ESB. The costs for such services for the year ended December 31, 2002 were $712,000 (including $121,000 of subservicing costs to EMC), and are paid monthly. The subservicing fees paid to EMC are generally calculated at an annual rate of 3 basis points times the unpaid principal balance of the commercial real estate mortgages held at the end of the prior month.

      o At December 31, 2002, the Company held $15.0 million of money market investments with ESB.



(6)   STATEMENT OF AGGREGATE REMUNERATION

      For the year ended December 31, 2002, the aggregate remuneration paid by the Company to all directors for regular compensation was $18,000 and no compensation was paid to officers. No special compensation was paid to any director.